Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

Note 3    Inventories

Inventories are valued at the lower of cost or market using the FIFO method and consist of the following:

	December 31, 2014	March 31, 2015

Raw material	$861	$904
Work in progress	198	92
Finished goods	460	644

	$1,519	$1,640

4.	Inventories
The Company’s inventories consist of the following:

	December 31,
	2013	2014
Raw materials	$634	$861
Work in progress	—	198
Finished goods	1,830	460

	$2,464	$1,519